Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Jun. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheets
	As of June 30,
	2021	2020
ASSETS
Cash and cash equivalents	$4,844,328	$-
Prepayments, deposits and other current assets	6,510,000	-
Investment in subsidiaries and VIEs	52,957,959	32,762,819
Total assets	$64,312,287	$32,762,819

LIABILITIES AND SHAREHOLDERS’ EQUITY

Total liabilities	$-	$-

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized; 33,581,556 and 28,000,000 shares issued and outstanding, respectively	3,359	2,800
Additional paid-in capital	25,542,531	3,667,957
Retained earnings	37,468,382	31,059,450
Accumulated other comprehensive loss	1,298,015	(1,967,388)
Total equity of the Company’s shareholders	64,312,287	32,762,819
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$64,312,287	$32,762,819

Schedule of income and comprehensive income
	For the Years Ended June 30,
	2021	2020	2019
Share of income of subsidiaries and VIEs	$10,989,394	$5,649,451	$10,233,775
Loss of the parent company	(4,580,462)	-	-

Net income	$6,408,932	$5,649,451	$10,233,775
Other comprehensive income (loss):		-	-
Foreign currency translation adjustment, net of nil tax	$3,265,403	$(837,040)	$(729,348)

Total comprehensive income	$9,674,335	$4,812,411	$9,504,427